Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Reconciliation of Cash, Cash Equivalents, and Restricted Cash	The reconciliation of cash, cash equivalents and restricted cash reported within the applicable balance sheet line items that sum to the total of the same such amount shown in the consolidated statements of cash flows is as follows:

	June 30, 2022	June 30, 2021
Cash and cash equivalents	$16,616,493	$10,232,676
Restricted cash	—	—

Total cash, cash equivalents, and restricted cash	$16,616,493	$10,232,676

The reconciliation of cash, cash equivalents, and restricted cash as of the years ended December 31, 2021 and 2020 was as follows:

	December 31, 2021	December 31, 2020
Cash and cash equivalents	$33,206,712	$12,610,383
Restricted cash	6,338,306	—

Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$39,545,018	$12,610,383

Schedule of Estimated Useful Lives
The Company records equipment at cost less depreciation. Depreciation is calculated using straight-line methods over the following estimated useful lives:

Animal facility equipment	7 years
Laboratory equipment	7 years
Leasehold improvements	Shorter of asset life or lease term
Office furniture & equipment	5 years
Vehicles	5 years

The Company records equipment at cost less depreciation. Depreciation is calculated using straight-line methods over the following estimated useful lives:

Animal facility equipment	7 years
Laboratory equipment	7 years
Leasehold improvements	Shorter of asset life or lease term
Office furniture & equipment	5 years
Vehicles	5 years